CD&R Acquisition Accounting - Summary of Fair Value of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Millions				1 Months Ended	9 Months Ended
	Dec. 29, 2013	Dec. 23, 2013		Mar. 31, 2014	Oct. 02, 2016	Sep. 27, 2015	Jan. 03, 2016	Dec. 28, 2014
Fair value of consideration transferred (in millions):
Cash consideration					$ 58.5	$ 104.0
Working capital adjustment	$ 3.5
Fair value of assets acquired and liabilities assumed:
Excess purchase price attributed to goodwill acquired	$ 8.6				$ 66.1		$ 48.0	$ 11.4
CD And R Acquisition
Fair value of consideration transferred (in millions):
Cash consideration		$ 318.0
Common stock issued as consideration		78.2
Pre-closing adjustment		(7.6)
Working capital adjustment		3.5	[1]	$ 3.5
Net consideration transferred		392.1
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents		10.4
Accounts receivable		124.5
Inventories		223.8
Property and equipment		55.7
Intangible assets		90.5
Deferred income tax asset		15.8
Other assets		11.4
Accounts payable		(66.4)
Deferred income tax liabilities		(44.0)
Other liabilities		(29.0)
Capital leases assumed		(9.2)
Net assets acquired		383.5
Excess purchase price attributed to goodwill acquired		$ 8.6

[1]	In March 2014 the Company paid to Deere approximately $3.5 million for a working capital adjustment required by the agreement. This amount was included in Accrued liabilities as of December 29, 2013.